Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
February 28, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.
As of December 31, 2025, the dollar range of shares of Fidelity® Conservative Income Municipal Bond Fund beneficially owned by Mr. Maka was $500,001-$1,000,000.

CMB-I-SSTK-0526-106-1.9862953.106	May 5, 2026

Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
Class A, Class I, and Class Z
February 28, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.
As of December 31, 2025, the dollar range of shares of Fidelity® Conservative Income Municipal Bond Fund beneficially owned by Mr. Maka was $500,001-$1,000,000.

ACMB-SSTK-0526-100-1.9922900.100	May 5, 2026